Parent company disclosures - Company Income Statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
PARENT COMPANY DISCLOSURES (Details) - Company Income Statement [Line Items]
Underlying net interest income	£ 13,298	£ 12,922	[1],[2]	£ 10,872	[1]
Total income	35,405	(5,346)	[1],[2]	38,950	[1]
Operating expenses	(10,823)	(9,237)	[1],[2]	(10,800)	[1]
Impairment (charge) credit	(303)	(1,522)	[1],[2]	1,378	[1]
Profit before tax	7,503	4,782	[3],[4]	6,902	[1]
Tax expense	(1,985)	(859)	[1],[2]	(1,017)	[1]
Profit for the year	5,518	3,923	[1],[2],[5]	5,885	[1]
Profit attributable to ordinary shareholders	4,933	3,389	[1],[2]	5,355	[1]
Profit attributable to other equity holders	58	96	[1],[2]	101	[1]
Parent company
PARENT COMPANY DISCLOSURES (Details) - Company Income Statement [Line Items]
Underlying net interest income	(497)	(346)		(176)
Dividends from subsidiaries	5,024	1,120		3,600
Other income	743	770		633
Total income	5,270	1,544		4,057
Operating expenses	(225)	(200)		(164)
Impairment (charge) credit	10	(13)		0
Profit before tax	5,055	1,331		3,893
Tax expense	84	68		12
Profit for the year	5,139	1,399		3,905
Profit attributable to ordinary shareholders	4,612	961		3,476
Profit attributable to other equity holders	£ 527	£ 438		£ 429

[1]	2 Restated for presentational changes; see note 1.
[2]	1 Restated for the adoption of IFRS 17; see notes 1 and 54.
[3]	2 Restated for presentational changes; see note 1.
[4]	1 Restated for the adoption of IFRS 17; see notes 1 and 54.
[5]	1 Restated for the adoption of IFRS 17; see notes 1 and 54.